Vista Outdoor Inc. - 10-K CONSOLIDATED STATEMENTS OF CASH FLOWS - Vista Outdoor Inc. - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Operating Activities
Net income (loss)	$ (5,505)	$ (9,718)	$ 473,226
Adjustments to net income (loss) to arrive at cash (used in) provided by operating activities:
Depreciation	49,145	48,126	46,094
Amortization of intangible assets	50,146	43,963	26,246
Amortization of deferred financing costs	10,098	6,702	1,411
Impairment of goodwill and intangibles	218,812	374,355	0
Impairment of long-lived assets	4,462	0	0
Change in fair value of contingent consideration	5,855	(27,510)	955
Deferred income taxes	(54,988)	(43,177)	11,857
Foreign currency translation gains, net	(624)	(1,249)	0
Loss on disposal of property, plant, and equipment	1,326	1,719	796
Share-based compensation	11,450	28,119	27,407
Changes in assets and liabilities:
Net receivables	(13,480)	66,860	(50,631)
Net inventories	105,884	18,537	(172,741)
Accounts payable	29,500	(33,596)	(24,350)
Accrued compensation	(3,847)	(25,803)	14,370
Accrued income taxes	(19,627)	59,679	(3,968)
Federal excise, use, and other taxes	(2,991)	(3,311)	8,111
Pension and other postretirement benefits	1,333	1,988	(1,561)
Other assets and liabilities	13,938	(19,499)	(38,911)
Cash (used for) provided by operating activities	400,887	486,185	318,311
Investing Activities
Capital expenditures	(30,534)	(38,810)	(42,782)
Proceeds from note receivable	0	10,683	0
Acquisition of businesses, net of cash received	16,478	761,589	545,467
Proceeds from the disposition of property, plant, and equipment	328	47	411
Cash used for investing activities	(46,684)	(789,669)	(587,838)
Financing Activities
Proceeds from credit facility	204,000	468,000	400,000
Repayments of credit facility	(339,000)	(283,000)	(230,000)
Proceeds from issuance of long-term debt	0	350,000	0
Payments on long-term debt	(205,000)	(145,000)	0
Payments made for debt issue costs and prepayment premiums	(63)	(17,209)	(1,061)
Proceeds from exercise of stock options	162	4,213	533
Payments made for contingent consideration	(22,573)	(706)	0
Purchase of treasury shares	0	0	(113,195)
Payment of employee taxes related to vested stock awards	(17,967)	(9,090)	(7,310)
Cash provided by (used for) financing activities	(380,441)	367,208	48,967
Effect of foreign currency exchange rate fluctuations on cash	301	(100)	(121)
Increase (decrease) in cash and cash equivalents	(25,937)	63,624	(220,681)
Cash and cash equivalents at beginning of year	86,208	22,584	243,265
Cash and cash equivalents at end of year	60,271	86,208	22,584
Noncash investing activity:
Capital expenditures included in accounts payable and other accrued liabilities	1,529	4,751	1,656
Contingent consideration in connection with business combinations	$ 0	$ (11,400)	$ (35,964)